American Century Variable Portfolios, Inc. Prospectus Supplement VP International Fund
Supplement dated August 1, 2013 ¡ Prospectus dated May 1, 2013

Effective August 1, 2013, the advisor waived 0.30 percentage points of the fund’s management fee. The advisor expects this waiver to continue for one year from its effective date and cannot terminate it without the approval of the Board of Directors.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-79511   1308

American Century Variable Portfolios, Inc. Prospectus Supplement VP Large Company Value Fund
Supplement dated August 1, 2013 ¡ Prospectus dated May 1, 2013

Effective August 1, 2013, the advisor waived 0.10 percentage points of the fund’s management fee. The advisor expects this waiver to continue for one year from its effective date and cannot terminate it without the approval of the Board of Directors.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-79512   1308

American Century Variable Portfolios, Inc. Prospectus Supplement VP Ultra Fund
Supplement dated August 1, 2013 ¡ Prospectus dated May 1, 2013

Effective August 1, 2013, the advisor waived 0.10 percentage points of the fund’s management fee. The advisor expects this waiver to continue for one year from its effective date and cannot terminate it without the approval of the Board of Directors.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-79513   1308

American Century Variable Portfolios, Inc. Prospectus Supplement VP Value Fund
Supplement dated August 1, 2013 ¡ Prospectus dated May 1, 2013

Effective August 1, 2013, the advisor waived 0.09 percentage points of the fund’s management fee. The advisor expects this waiver to continue for one year from its effective date and cannot terminate it without the approval of the Board of Directors.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-79514   1308